PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                       THE STRONG AGGRESSIVE GROWTH FUNDS
                                 INVESTOR CLASS

                             STRONG ENTERPRISE FUND
                              STRONG GROWTH 20 FUND
                              STRONG INTERNET FUND
                           STRONG TECHNOLOGY 100 FUND
                        STRONG U.S. EMERGING GROWTH FUND

 Supplement to Prospectus dated May 1, 2001, as supplemented on June 20, 2001.

STRONG INTERNET FUND
Effective June 30, 2001, Mr. Derek V. W. Felske is the portfolio manager of the Strong Internet Fund. Mr. Felske's biography can be found on page 13 of the Prospectus.



            The date of this Prospectus Supplement is July 9, 2001.